Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 15,824,906	$ 54,752
Account receivables		3,989,214	717,644
Prepayments and other receivables		5,296,441	244,242
Inventories		2,789,445	2,650,957
Total current assets		27,900,006	3,667,595
Non-current assets
Finance right-of-use assets		112,437
Operating right-of-use assets		152,609	94,885
Intangible asset		50,345
Deferred Initial Public Offering costs			150,151
Total non-current assets		315,391	245,036
Total assets		28,215,397	3,912,631
Current liabilities
Account payables		116,056	334,140
Contract liabilities		67,991	23,316
Accruals and other payables		144,970	3,440
Current portion of long-term loans		18,498	29,736
Operating lease liabilities		58,528	19,945
Finance lease liabilities		30,534
Other borrowings		12,470,000
Tax payables		502,077	480,243
Total current liabilities		18,221,416	1,922,023
Non-current liabilities
Long-term loans			17,727
Operating lease liabilities		74,863	72,680
Finance lease liabilities		51,227
Total non-current liabilities		126,090	90,407
Total liabilities		18,347,506	2,012,430
Commitments and contingencies
Shareholders’ equity
Subscription receivable			(1,000)
Additional paid-in capital		7,517,529	169,600
Retained earnings		2,296,319	1,747,875
Statutory reserve		162,795	101,857
Accumulated other comprehensive loss		(110,127)	(119,131)
Total shareholders’ equity		9,867,891	1,900,201
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		28,215,397	3,912,631
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	795	500
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	580	500
Related Party
Current liabilities
Amount due to related parties		$ 4,812,762	$ 1,031,203

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Stock Split. (Note 14).